Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Intangible Assets
Schedule of other intangible assets

	Technology	Software	Others	Total

	(in thousands)
Cost
Balance at January 1, 2020	$13,171	5,342	2,789	21,302
Acquisitions through business combinations	-	41	663	704
Additions	-	87	-	87
Transfer from other current assets	-	21	-	21
Disposals	-	-	-	-
Effect of exchange rate changes	-	15	(8)	7
Balance at December 31, 2020	13,171	5,506	3,444	22,121
Additions	-	468	-	468
Disposals	-	(332)	-	(332)
Effect of exchange rate changes	-	22	(21)	1
Balance at December 31, 2021	$13,171	5,664	3,423	22,258

Accumulated Amortization
Balance at January 1, 2020	$7,681	4,615	256	12,552
Amortization for the year	1,105	464	154	1,723
Transfer from other current assets	-	-	-	-
Disposals	-	-	-	-
Effect of exchange rate changes	-	13	(43)	(30)
Balance at December 31, 2020	8,786	5,092	367	14,245
Amortization for the year	1,105	452	181	1,738
Disposals	-	(332)	-	(332)
Effect of exchange rate changes	-	21	(31)	(10)
Balance at December 31, 2021	$9,891	5,233	517	15,641

Carrying amounts
At December 31, 2020	$4,385	414	3,077	7,876
At December 31, 2021	$3,280	431	2,906	6,617

Schedule of estimated useful lives of other intangible assets	Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:

Technology	7	years
Software	2-10	years
Others (except for trademark)	7-15	years